STOCK CAPITAL (Details) (Employee Stock Option [Member], USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of options, Outstanding at beginning of period	6,185,831	4,751,665
Amount of options, Granted	0	5,726,666
Amount of options, Exercised	0	(20,000)
Amount of options, Cancelled	0	(4,272,500)
Amount of options, Outstanding at end of period	6,185,831	6,185,831
Amount of options, Vested and expected-to-vest at end of period	5,193,609	5,036,942
Weighted average exercise price, Outstanding at beginning of period	$ 0.1705	$ 0.1803
Weighted average exercise price, Granted	$ 0	$ 0.2492
Weighted average exercise price, Exercised	$ 0	$ 0.0670
Weighted average exercise price, Cancelled	$ 0	$ 0.2873
Weighted average exercise price, Outstanding at end of period	$ 0.1705	$ 0.1705
Weighted average exercise price, Vested and expected-to-vest at end of period	$ 0.1694	$ 0.1712
Aggregate intrinsic value, Outstanding at end of period (in dollars)	$ 677,348	$ 58,765
Aggregate intrinsic value, Vested and expected-to-vest at end of period (in dollars)	$ 574,413	$ 44,325